UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-22360
GLG Investment Series Trust
(Exact name of registrant as specified in charter)
390 Park Avenue
New York, NY 10022
(Address of principal executive offices) (Zip code)
Jordan Allen
GLG Inc.
390 Park Avenue
New York, NY 10022
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-877-593-0323
Date of fiscal year end: May 31
Date of reporting period: November 30, 2011
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.

GLG International Small Cap Fund

Semi-Annual Report

For the Period Ended November 30, 2011

GLG International Small Cap Fund

Shareholder Expense Example (unaudited)

As a shareholder of GLG International Small Cap Fund (the “Fund”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand the ongoing costs (in dollars) of your investment in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period 6/1/11 to 11/30/11” to estimate the expenses you paid on your account during this period. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Annualized
	Beginning	Ending	Expense Ratios	Expenses Paid
	Account	Account	for the Period	During the Period
	Value	Value	6/1/11 to	6/1/11 to
	6/1/11	11/30/11	11/30/11	11/30/11†

Class I
Actual	$1,000.00	$754.00	1.96%	$8.59
Hypothetical (5% return before expenses)	$1,000.00	$1,015.20	1.96%	$9.87

†	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/366 (to reflect the one-half year period).

GLG International Small Cap Fund

Portfolio Summary (unaudited)

November 30, 2011

Industry classifications were as follows:

		% of Net
Industry	Value	Assets

Capital Goods	$11,127,027	17.6%
Materials	9,246,621	14.6
Retailing	6,939,649	10.9
Consumer Durables & Apparel	5,021,214	7.9
Energy	5,023,273	7.9
Technology Hardware & Equipment	2,928,372	4.6
Automobiles & Components	2,745,703	4.3
Insurance	2,507,637	4.0
Real Estate	2,330,968	3.7
Banks	2,156,703	3.4
Semiconductors & Semiconductor Equipment	1,714,334	2.7
Utilities	1,640,358	2.6
Software & Services	1,415,428	2.2

Consumer Services	$1,352,462	2.1%
Food, Beverage & Tobacco	1,296,450	2.1
Health Care Equipment & Services	1,263,622	2.0
Media	1,228,321	1.9
Telecommunication Services	1,044,182	1.7
Food Staples & Retailing	763,412	1.2
Commercial & Professional Services	700,252	1.1
Diversified Financials	549,453	0.9
Transportation	405,141	0.6
Investment Companies	133,438	0.2

Total Investments	$63,534,020	100.2%
Liabilities in Excess of Cash and Other Assets	(101,252)	(0.2)

Net Assets	$63,432,768	100.0%

GLG International Small Cap Fund

Schedule of Investments (unaudited)

November 30, 2011

Description	Shares	Cost	Value

COMMON STOCKS—98.7%
Australia—5.5%
APA Group	40,203	$162,666	$188,120
Atlas Iron Ltd.	69,474	212,983	205,054
Emeco Holdings Ltd.	206,166	217,525	218,383
Gloucester Coal Ltd.*	15,446	168,086	122,154
Iluka Resources Ltd.	39,977	424,319	600,243
Medusa Mining Ltd.	27,920	183,419	165,100
Mount Gibson Iron Ltd.	73,152	159,174	93,661
NRW Holdings Ltd.	96,745	202,164	284,550
OZ Minerals Ltd.	47,029	589,601	503,478
PanAust Ltd.*	196,751	729,979	635,346
Perseus Mining Ltd.*	49,610	160,693	144,894
Santos Ltd.	15,442	162,490	207,719
Whitehaven Coal Ltd.	22,828	159,287	124,425

Total Australia		3,532,386	3,493,127

Austria—0.8%
Andritz AG	5,957	545,982	523,011

Belgium—2.0%
Barco N.V.	8,279	638,851	403,265
Omega Pharma	9,060	434,064	421,342
Telenet Group Holding N.V.*	11,861	414,657	442,351
Umicore SA	104	5,370	4,452

Total Belgium		1,492,942	1,271,410

Canada—2.3%
Alamos Gold, Inc.	11,680	208,449	197,539
Detour Gold Corp.*	6,411	209,407	186,871
IAMGOLD Corp.	9,517	211,258	192,402
Lundin Mining Corp.*	105,247	552,417	411,684
New Gold, Inc.*	28,277	289,770	316,607
Yamana Gold, Inc.	9,942	128,381	167,658

Total Canada		1,599,682	1,472,761

China—0.5%
Zhaojin Mining Industry Co., Ltd.	181,746	374,804	307,872

Denmark—0.9%
FLSmidth & Co. A/S	6,544	429,042	419,787
Jyske Bank A/S*	329	14,861	9,750
Sydbank A/S	9,222	243,416	164,141

Total Denmark		687,319	593,678

Finland—4.1%
Elisa Oyj	27,078	553,654	586,888
Metso Corp.	11,406	424,430	453,659
Nokian Renkaat Oyj	13,520	486,014	444,363
Outotec Oyj	18,953	1,011,348	856,719
Pohjola Bank PLC, Class A	25,489	308,267	253,962

Total Finland		2,783,713	2,595,591

France—4.3%
Arkema	5	349	361
Cap Gemini	2,778	154,043	104,874
Etablissements Maurel et Prom	17,422	429,841	334,647
Eutelsat Communications	24	1,033	930
Ingenico SA	10,455	489,242	409,021
Natixis	159,754	554,264	461,095
Renault SA	183	10,535	6,824
SCOR SE	31,940	734,289	760,292
Technip SA	62	5,515	5,886
Valeo SA	15,160	940,976	667,544

Total France		3,320,087	2,751,474

Germany—10.8%
Aareal Bank AG*	10,325	181,909	185,076
Axel Springer AG	412	21,176	18,424
Bertrandt AG	10,397	590,252	601,571
Brenntag AG	43	5,012	4,112
Commerzbank AG*	67,257	191,907	125,529
Continental AG*	883	71,419	62,160
Delticom AG	8,625	800,901	813,001
Deutz AG*	55,910	356,789	299,530
Dialog Semiconductor PLC*	68,564	1,342,156	1,257,113
Duerr AG	12,236	488,397	555,315
Fresenius SE & Co., KGaA	8,658	828,198	832,399
GEA Group AG	84	2,757	2,472
Hannover Rueckversicherung AG	11,982	596,518	623,725
Infineon Technologies AG	53,924	468,766	445,037
K+S AG	1,463	106,537	79,204
Kloeckner & Co., SE	487	15,002	6,361
Krones AG	4,413	355,919	228,356
KUKA AG*	16,546	316,735	322,156
Lanxess AG	37	2,337	2,061
Leoni AG	5,710	242,449	210,996
Rhoen-Klinikum AG	523	12,254	9,881
Software AG	3,040	176,570	130,042

Total Germany		7,173,960	6,814,521

Hong Kong—5.9%
Emperor International Holdings Ltd.	1,949,779	429,270	333,800
Emperor Watch & Jewellery Ltd.	3,893,982	605,483	536,323
Galaxy Entertainment Group Ltd., Class L*	137,825	258,490	254,760
Hengdeli Holdings Ltd.	1,334,614	789,100	493,045
Melco Crown Entertainment Ltd. ADR*	27,754	296,315	275,320
Melco International Development Ltd.	758,180	442,649	562,139
Ming Fung Jewellery Group Ltd.*	10,815,928	1,096,702	710,040
Oriental Watch Holdings Ltd.	619,158	324,872	330,749
SJM Holdings Ltd.	161,741	252,221	260,243

Total Hong Kong		4,495,102	3,756,419

See notes to the financial statements.

GLG International Small Cap Fund

Schedule of Investments (unaudited) (continued)

November 30, 2011

Description	Shares	Cost	Value

Ireland—0.5%
Kenmare Resources PLC*	530,960	$493,689	$295,723
WPP PLC	877	11,387	9,191

Total Ireland		505,076	304,914

ITALY—2.9%
Banca Monte dei Paschi di Siena SpA	137,481	108,173	45,999
Banco Popolare Societa Cooperativa	65	145	78
Credito Emiliano SpA	50,361	290,882	195,297
Pirelli & C. SpA	339	2,947	3,186
Salvatore Ferragamo Italia SpA*	29,150	511,098	442,610
Tod’s SpA	831	113,477	76,935
Unione di Banche Italiane ScpA	11,017	59,115	44,707
Yoox SpA*	79,775	997,142	1,031,208

Total Italy		2,082,979	1,840,020

Japan—25.4%
Advance Residence Investment	104	207,181	191,748
Air Water, Inc.	59,610	715,958	763,955
Amada Co., Ltd.	55,269	417,816	335,633
Anritsu Corp.	59,202	444,844	657,206
Asahi Group Holdings Ltd.	21,226	421,895	464,421
Asahi Kasei Corp.	96,977	604,542	573,910
Bridgestone Corp.	5,462	124,282	123,381
Circle K Sunkus Co., Ltd.	13,873	239,346	223,406
CyberAgent, Inc.	114	422,573	369,074
Daihatsu Motor Co., Ltd.	1,394	19,416	23,922
Daito Trust Construction Co., Ltd.	7,138	612,555	626,738
Daiwa House Industry Co., Ltd.	20,142	260,213	237,881
DeNA Co., Ltd.	10,532	538,876	320,061
Denki Kagaku Kogyo Kabushiki Kaisha	3,392	15,552	12,989
Digital Garage, Inc.*	154	547,294	486,462
Don Quijote Co., Ltd.	20,276	620,670	688,589
FamilyMart Co., Ltd.	6,953	260,953	275,215
Fuji Heavy Industries Ltd.	73,037	492,276	409,632
Gree, Inc.	11,393	367,520	373,989
Hulic Co., Ltd.	19,412	162,476	214,493
IHI Corp.	166,149	422,311	377,027
INPEX Corp.	54	388,533	350,903
Japan Petroleum Exploration Co., Ltd.	8,138	385,361	323,694
Komeri Co., Ltd.	7,760	242,760	234,321
Kuraray Co., Ltd.	25,092	356,214	351,016
Lawson, Inc.	4,489	252,930	264,791
Mitsubishi Chemical Holdings Corp.	44,081	270,014	248,368
MORI TRUST Sogo reit, Inc.	29	294,647	238,925
Nabtesco Corp.	26,656	537,147	568,794
Nippon Paper Group, Inc.	10,511	286,047	223,067
Nippon Shokubai Co., Ltd.	18,107	213,326	193,303
Nitori Holdings Co., Ltd.	4,646	442,390	430,695
Nomura Real Estate Office Fund, Inc.	24	167,120	122,537
Nomura Real Estate Residential Fund, Inc.	15	85,496	61,984
Okuma Corp.	39,366	309,529	289,814
Omron Corp.	22,766	564,457	471,112
Ryohin Keikaku Co., Ltd.	3,026	167,141	136,357
SMC Corp.	3,062	497,631	494,279
Start Today Co., Ltd.	20,819	405,732	389,215
Sumitomo Bakelite Co., Ltd.	16,412	99,090	91,413
Sumitomo Heavy Industries Ltd.	107,779	663,006	632,278
Sumitomo Rubber Industries Ltd.	22,212	242,972	261,183
THK Co., Ltd.	6,714	148,281	130,454
Tokyo Tatemono Co., Ltd.	64,493	292,140	182,935
Top REIT, Inc.	27	167,555	119,927
Toyo Suisan Kaisha Ltd.	22,514	618,774	548,626
United Arrows Ltd.	25,267	528,024	440,120
West Japan Railway Co.	2,666	116,020	109,479
Zeon Corp.	56,287	469,815	466,639

Total Japan		17,130,701	16,125,961

Netherlands—0.9%
Aalberts Industries N.V.	5,988	117,640	97,036
ASM International N.V.	159	4,734	4,291
Delta Lloyd N.V.	25,355	513,280	443,076
Fugro N.V.	128	9,632	7,140

Total Netherlands		645,286	551,543

Norway—3.1%
Aker Solutions ASA	17,511	246,912	204,041
Det Norske Oljeselskap ASA*	48,543	417,669	714,393
DNO International ASA*	216,182	333,129	311,973
Kvaerner ASA*	17,997	36,599	31,440
North Atlantic Drilling Ltd.	87,918	158,826	149,175
Petroleum Geo-Services ASA*	268	3,635	2,765
Storebrand ASA	83,089	602,862	450,133
TGS Nopec Geophysical Co., ASA	272	7,175	6,019
Yara International ASA	2,877	152,696	116,261

Total Norway		1,959,503	1,986,200

Peru—0.6%
Hochschild Mining PLC	48,695	491,478	338,517

Spain—0.0%†
Obrascon Huarte Lain SA	101	3,856	2,621

Sweden—3.4%
Lundin Petroleum AB*	36,627	412,438	938,536
Skandinaviska Enskilda Banken AB	83,963	688,095	486,503

See notes to the financial statements.

GLG International Small Cap Fund

Schedule of Investments (unaudited) (continued)

November 30, 2011

Description	Shares	Cost	Value

Swedbank AB	32,991	$544,746	$438,528
Swedish Match AB	8,670	303,151	283,403

Total Sweden		1,948,430	2,146,970

Switzerland—1.8%
Bank Sarasin & Co., Ltd. Class B	8,922	341,110	277,348
Compagnie Financiere Richemont SA	4,998	339,073	269,211
Helvetia Holding AG	115	47,051	34,805
Julius Baer Group Ltd.*	180	7,681	6,415
Swatch Group AG	632	281,402	244,679
Swiss Life Holding AG*	16	2,344	1,664
Syngenta AG*	1,000	303,060	292,907

Total Switzerland		1,321,721	1,127,029

United Kingdom—21.2%
Aberdeen Asset Management PLC	2,047	6,491	6,446
Aegis Group PLC	253,119	556,056	540,080
Afren PLC*	9,520	21,454	12,897
African Minerals Ltd.*	51,186	370,591	359,769
ARM Holdings PLC	847	5,346	7,893
Barratt Developments PLC*	379,865	545,312	592,692
Bovis Homes Group PLC	103,240	704,831	771,640
BowLeven PLC*	187,265	400,181	209,332
Burberry Group PLC	28,973	514,475	577,287
Cairn Energy PLC*	33,604	241,809	143,560
Charter International PLC	14,730	182,924	215,268
Croda International PLC	8	228	229
Enquest PLC*	199,624	442,118	311,624
Eurasian Natural Resources Corp.	14,399	163,586	150,114
Fenner PLC	177,347	945,937	1,090,698
G4S PLC	24,560	99,121	98,681
Hargreaves Lansdown PLC	681	5,573	5,029
IMI PLC	18,739	237,086	234,609
Inmarsat PLC	2,180	15,460	14,943
ITV PLC	4,460	4,967	4,531
John Wood Group PLC	40,339	318,403	412,636
Johnson Matthey PLC	357	11,220	10,703
Kazakhmys PLC	9,946	162,684	144,339
Kingfisher PLC	113,802	438,681	456,358
Melrose PLC	29,303	163,718	157,367
National Express Group PLC	89,739	339,835	295,662
Next PLC	222	8,002	9,338
Pennon Group PLC	26,444	280,173	297,676
Persimmon PLC	81,551	614,374	631,026
Premier Oil PLC*	13,553	104,263	77,483
Randgold Resources Ltd.	150	12,713	15,803
Resolution Ltd.	52,469	242,572	193,942
Schroders PLC	12	334	253
Severn Trent PLC	19,803	475,511	479,704
Signet Jewelers Ltd.	53	2,266	2,339
Signet Jewelers Ltd., ADR	21,409	838,661	947,991
Smiths Group PLC	13,711	301,189	203,711
Spectris PLC	32,561	655,914	639,583
Spirent Communications PLC	175,995	374,371	348,185
Subsea 7 SA*	1,061	23,830	20,831
Taylor Wimpey PLC*	1,155,915	692,318	705,094
The Weir Group PLC	30,328	848,466	980,180
United Utilities Group PLC	68,386	658,401	674,858
Wolseley PLC	13,946	362,716	415,936

Total United Kingdom		13,394,161	13,468,320

United States—1.8%
Alacer Gold Corp.*	34,686	263,864	383,109
Boart Longyear Ltd.	237,991	955,451	726,911

Total United States		1,219,315	1,110,020

TOTAL COMMON STOCKS		$66,708,483	$62,581,979

PREFERRED STOCKS—1.3%
Germany—1.3%
Porsche Automobil Holding SE	8,759	581,455	532,512
ProSiebenSat.1 Media AG	14,593	305,128	286,091

Total Germany		886,583	818,603

Total Preferred Stocks		$886,583	$818,603

INVESTMENT COMPANY—0.2%
United States—0.2%
Market Vectors Junior Gold Miners ETF	4,442	135,768	133,438

TOTAL INVESTMENTS—100.2%		$67,730,834	$63,534,020
Liabilities in Excess of Cash and Other Assets—(0.2)%			(101,252)

Net Assets—100.0%			$63,432,768

*	Non-income producing security.

†	Less than 0.05%.

ADR	American Depositary Receipt

ETF	Exchange Traded Fund

REIT	Real Estate Investment Trust

See notes to the financial statements.

GLG International Small Cap Fund

Statement of Assets and Liabilities (unaudited)

November 30, 2011

ASSETS
Investments, at fair value (cost $67,730,834)	$63,534,020
Cash	73,927
Foreign currency, at fair value (cost $32,534)	32,834
Receivable for securities sold	949,729
Dividend receivable	183,761
Foreign tax reclaims receivable	45,676
Receivable for capital shares sold	20,268
Prepaid expense	158

Total Assets	64,840,373

LIABILITIES
Payable for investments purchased	1,103,254
Service fees payable	85,210
Payable for capital shares repurchased	66,313
Advisory fees payable	66,242
Other accrued expenses	86,586

Total Liabilities	1,407,605

Net Assets	$63,432,768

COMPOSITION OF NET ASSETS
Paid-in capital	$86,217,657
Accumulated undistributed net investment income	180,036
Accumulated net realized loss from investment securities and foreign currency related transactions	(18,763,484)
Net unrealized depreciation on investment securities and foreign currency related transactions	(4,201,441)

Net Assets	$63,432,768

NET ASSET VALUE PER SHARE

($0.001 par value common stock, unlimited authorized shares)

		Shares
Class	Net Assets	Outstanding	Net Asset Value

I	$63,432,768	7,986,966	$7.94

See notes to the financial statements.

GLG International Small Cap Fund
Statement of Operations (unaudited)

For the Six Months Ended November 30, 2011

INVESTMENT INCOME
Dividend income*	$635,268
Interest income	276

Total Income	635,544

EXPENSES
Advisory fees (See Note 3)	639,889
Professional fees	75,500
Service fees	75,249
Administrative and custodian fees	62,500
Transfer agent fees	54,999
Trustee fees and expenses	42,501
Blue sky fees	34,086
Shareholder reporting fees	19,235
Miscellaneous fees	1,827

Total Expenses	1,005,786

Net Investment Loss	(370,242)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY RELATED TRANSACTIONS

Net realized loss on:
Investment securities	(15,574,687)
Foreign currency related transactions	(121,191)
Net change in unrealized appreciation (depreciation) on:
Investment securities	(11,891,443)
Foreign currency related transactions	9,531

Net realized and unrealized loss from investment securities and foreign currency related translations	(27,577,790)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(27,948,032)

*	Net of foreign taxes withheld of $48,301.

See notes to the financial statements.

GLG International Small Cap Fund
Statements of Changes in Net Assets

	For the
	Six Months Ended	For the Period
	November 30, 2011	December 7, 2010*
	(unaudited)	to May 31, 2011

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(370,242)	$197,618
Net realized loss from investment securities and foreign currency related translations	(15,695,878)	(2,715,521)
Net unrealized appreciation (depreciation) from investment securities and foreign currency related translations	(11,881,912)	7,680,471

Net increase (decrease) in net assets resulting from operations	(27,948,032)	5,162,568

CAPITAL SHARE TRANSACTIONS
Class I
Proceeds from shares sold	31,460,335	138,854,512
Cost of shares repurchased	(65,999,809)	(18,196,806)

Net increase (decrease) from capital share transactions	(34,539,474)	120,657,706

Total increase (decrease) in net assets	(62,487,506)	125,820,274

NET ASSETS
Beginning of period	125,920,274	100,000

End of period	$63,432,768	$125,920,274

End of period net assets includes undistributed net investment income as follows:	$180,036	$550,278

CHANGE IN SHARES OUTSTANDING
Class I
Shares outstanding, beginning of period	11,959,117	10,000
Shares sold	3,655,803	13,719,067
Shares repurchased	(7,627,954)	(1,769,950)

Shares outstanding, end of period	7,986,966	11,959,117

*	Commencement of operations.

See notes to the financial statements.

GLG International Small Cap Fund

Financial Highlights

Selected Data for a Share of Capital Stock Outstanding

	For the
	Six Months Ended	For the Period
	November 30, 2011	December 7, 2010[1]
	(unaudited)	to May 31, 2011

CLASS I
Net asset value, beginning of period	$10.53	$10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)[2]	(0.03)	0.02
Net realized and unrealized gain (loss) on investments	(2.56)	0.51

Net increase (decrease) in net asset resulting from operations	(2.59)	0.53
Net asset value, end of period	$7.94	$10.53

TOTAL RETURN
Total investment return[3]	(24.60)%	5.30%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s ommitted)	$63,433	$125,920
Ratios to average net assets of:
Expenses[4]	1.96%	1.94%
Net investment income (loss)[4]	(0.72)%	0.37%
Portfolio turnover rate[5]	77%	89%

1	Commencement of offering of shares.

2	Based on average shares outstanding.

3	Total investment return is calculated by assuming a purchase of shares on the first day, reinvestment of all dividends and distributions at net asset value during the period and a sale of shares on the last day of the period reported. Total return calculated for a period less than one year is not annualized.

4	Annualized.

5	Portfolio turnover is not annualized.

See notes to the financial statements.

GLG International Small Cap Fund

Notes to Financial Statements (unaudited)

November 30, 2011

1.	ORGANIZATION

GLG International Small Cap Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund was organized under the laws of the State of Delaware on November 10, 2009 and it was established as a series of shares offered by GLG Investment Series Trust (the “Trust”). The Fund is currently the sole series of shares offered by the Trust. The Fund currently offers two classes of shares, Class C and Class I. As of the period ended November 30, 2011, there were no Class C shares outstanding. The Fund commenced operations on December 7, 2010.

The Fund’s investment objective is to achieve maximum capital appreciation. In pursuing its objective, the Fund will normally invest at least 80% of its assets in equity securities of small capitalization companies located outside of the United States. Equity securities consist of common stock, depositary receipts, and securities convertible into common stock, such as warrants, rights, convertible bonds, debentures and convertible preferred stocks.

The Board of Trustees (the “Board” and each member a “Trustee”) has overall responsibility for monitoring the operations of the Trust and the Fund. A majority of the Board is comprised of independent Trustees. The Trustees are responsible for supervising the services provided by GLG Inc. (the “Adviser”). The Adviser is a Delaware corporation registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser, subject to the general supervision of the Board, manages the Fund in accordance with its investment objective and policies and is responsible for all the decisions with respect to purchases and sales of portfolio securities and maintaining the related records.

2.	SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting

The financial statements and accompanying notes are prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”).

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, income and expenses during the reporting period and the related disclosures of contingent assets and liabilities at the date of the financial statements. Accordingly, actual results could differ from such estimates and such differences could be material to the Fund’s financial statements and accompanying notes.

Investment Income and Expenses

Investment transactions are accounted for on a trade-date basis. Dividends are recognized on the ex-dividend date, net of withholding taxes, and interest is accrued as earned or incurred. Realized gains and losses on investment securities transactions are recorded on a first-in, first-out basis. Expenses are accrued and recognized when incurred.

Investment Valuation

The Net Asset Value (“NAV”) is determined as of the close of trading each day the New York Stock Exchange (“NYSE”) is open for business. NAV per share is calculated by dividing the Fund’s net assets by the number of shares outstanding.

The Fund’s securities are valued at the closing price from the exchange where the securities are principally traded. Equity securities are valued at their last reported composite sale prices as reported on such exchanges or, in the absence of any reported sale on a particular day, at their composite bid prices (for securities held long) or their composite ask prices (for securities held short), as reported by such exchanges. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If no NOCP is available, the securities are valued at the last sale price on NASDAQ prior to the calculation of the Fund’s net asset value. If no sale is shown on NASDAQ, the securities are valued at the bid price or if no sale is shown and no bid price is available for a period of seven business days, the price will be deemed stale and the value will be determined at fair value. Securities traded on a foreign securities exchange are valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined by the Adviser under the supervision of the Board.

GLG International Small Cap Fund

Notes to Financial Statements (unaudited) (continued)
November 30, 2011

Fair Value Measurement

The Fund adopted FASB ASC 820, Financial Accounting Standards Board Accounting Standards Codification, Fair Value Measurements and Disclosures. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The guidance provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to valuations based on unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based on unobservable inputs (Level 3 measurements). The inputs used to determine the fair value of the Fund’s investments are summarized in the three broad levels as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall either in Level 2 or Level 3 have been adopted by the Fund. The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010.

Factors considered in determining Level 2 and Level 3 fair value measurements may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

There were no transfers between Level 1 and 2 securities during the period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes Levels used as of November 30, 2011 in valuing the Fund’s assets and liabilities carried at fair value:

Security Type	Level 1	Level 2	Level 3	Total

Common Stocks*	$62,581,979	$—	$—	$62,581,979

Preferred Stocks*	818,603	—	—	818,603

Investment Companies*	133,438	—	—	133,438

Total	$63,534,020	$—	$—	$63,534,020

*	Please refer to the Schedule of Investments for securities segregated by country.

Taxation

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, in order to qualify as a regulated investment company and to make the required distributions of income and capital gains to shareholders. Dividends and/or distributions, if any, are paid to shareholders invested in the Fund on the applicable record date.

Net realized long-term and short-term capital gains will be distributed by the Fund at least annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax

GLG International Small Cap Fund

Notes to Financial Statements (unaudited) (continued)
November 30, 2011

basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes are reported as a tax return of capital.

The Fund adopted ASC 740, Income Taxes. This accounting guidance defines how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements and requires entities to recognize a tax benefit from an uncertain tax position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authority.

The Adviser has evaluated the tax positions taken or expected to be taken to determine whether the tax positions are “more-likely-than-not” to be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold that result in a tax benefit or expense to the Fund are recorded in the current period. The Fund is required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The tax periods from commencement of operations through November 30, 2011 remain subject to examination by the Internal Revenue Service and State taxing authorities. The Adviser has concluded that there is no tax liability resulting from uncertain income tax positions for which it is reasonably possible that the total amounts will significantly change in the next twelve months. No tax expense, including any interest and penalties, was recorded in the current period.

Foreign Currency

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments within the Statement of Operations.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

Recent Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in the U.S. and IFRSs. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and International Financial Reporting Standards (IFRS). ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management of the Fund is currently evaluating the implications of ASU No. 2011-04 and its impact on the Fund’s financial statements.

GLG International Small Cap Fund

Notes to Financial Statements (unaudited) (continued)
November 30, 2011

3.	RELATED PARTY TRANSACTIONS

Management Fee

Under the terms of the Investment Advisory Agreement (the “Advisory Agreement”) the Fund pays the Adviser an advisory fee at an annual rate of 1.25% of the Fund’s average daily net assets. Such fee is accrued daily and paid monthly. The Fund recorded $639,889 in advisory fees for the period ended November 30, 2011, of which $66,242 is payable at November 30, 2011.

Organizational and initial offering costs incurred of $400,000, in connection with the organization of the Fund and the Trust were borne by the Adviser.

4.	CAPITAL SHARE TRANSACTIONS

As of November 30, 2011, there were an unlimited number of common stock shares at $.001 par value authorized by the Fund. Investors may purchase or redeem Class C and Class I Shares of the Fund at their NAV, based on the next calculation of NAV after the order is placed. Neither the Fund nor the distributor charges a sales charge or other transaction fee to purchase shares, although other institutions may impose transaction fees on shares purchased through them. Redemption requests are processed at the next NAV calculated after the Fund, its transfer agent, or your investment representative receives your sell order. If a redemption request is received on a business day prior to 4:00 PM (Eastern Time), proceeds will normally be wired to the shareholder within three business days, provided that the Fund’s Custodian is also open for business. The Fund imposes a 2% redemption fee on redemptions made within six months of purchase subject to certain exceptions. The Fund reserves the right to waive this fee.

5.	FEDERAL INCOME TAX

At November 30, 2011, the cost of investments on a tax basis including the adjustment for financial reporting purposes as of the most recently completed Federal income tax reporting period were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Cost	Appreciation	Depreciation	Depreciation

$67,891,870	$3,379,370	$(7,737,220)	$(4,357,850)

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sale loss deferrals and investments in passive foreign investment companies.

At May 31, 2011, the components of earnings/loss on a tax-basis were as follows:

Undistributed Net	Accumulated Capital and	Net Unrealized
Investment Income	Other (Losses)	Appreciation	Total Earnings

$565,679	$(2,921,971)	$7,519,435	$5,163,143

The differences between book and tax basis components of net assets are primarily attributable to wash sale loss deferrals, other book and tax differences, and post-October losses.

There were no distributions paid from ordinary income during the period ended May 31, 2011.

Capital losses incurred after October 31, 2010 (“Post-October Losses”) within the taxable year can be deemed to arise on the first business day of the Fund’s next taxable year. At May 31, 2011, the Fund incurred and elected to defer to June 1, 2011 post-October losses in the amount of $2,921,971.

At May 31, 2011, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

Undistributed Net	Accumulated Capital and
Investment Income	Other (Losses)	Paid-in Capital

$352,660	$(352,085)	$(575)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to the tax treatment of foreign currency reclassifications.

GLG International Small Cap Fund

Notes to Financial Statements (unaudited) (continued)
November 30, 2011

6.	INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments) for the period ended November 30, 2011 were $76,682,837 and $110,131,181, respectively.

7.	INVESTMENT RISKS

The Fund is subject to the principal risks described below, some or all of these risks may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in the Fund could result in a loss or the performance of the Fund could be inferior to that of other investments.

Foreign Securities Risk-Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies or of the U.S. government.

Currency Risk-This is the risk that changes in foreign currency exchange rates may negatively affect the value of the Fund’s investments or reduce the returns of the Fund. For example, the value of the Fund’s investments in foreign currency-denominated securities or currencies may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar). Currency markets are generally not as regulated as securities markets. Independent of the Fund’s investments in securities denominated in foreign currencies, the Fund’s positions in various foreign currencies may cause the Fund to experience investment losses due to the changes in exchange rates and interest rates.

Indemnification Risk-In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connections with these indemnification provisions.

8.	ADMINISTRATION AND OTHER AGREEMENTS

Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (in each capacity, the “Administrator,” “Custodian” or “Accounting Agent”) serves as the Fund’s Administrator, Custodian and Accounting Agent pursuant to the Fund Administration and Accounting Agreement. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Transfer Agent

Alps Fund Services, Inc. serves as the Fund’s transfer agent.

Distributor

Alps Distributors, Inc. serves as the principal underwriter of the Fund’s shares pursuant to a Distribution Agreement.

9.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure through the date this report was issued. Management has determined that there are no other material events that would require disclosure.

GLG International Small Cap Fund

Board of Trustees and Officers (unaudited)

The business of the Trust is managed under the direction of the Trust’s Board of Trustees. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The name, age, address and principal occupations during the past five years for each Trustee and officer of the Trust is set forth below, along with the other public directorships held by the Trustees.

				Number of
		Term of		Portfolios in
	Position(s)	Office and		Fund Complex	Other
	Held with	Length of	Principal Occupation(s)	Overseen by	Directorships
Name, Address[1] and Age	Trust	Time Served[2]	During Past 5 Years[3]	Trustee[4]	Held by Trustee

Independent Trustees

Gregory E. Barton (Age 50)	Trustee	Since July 2010	Executive Vice President/General Counsel/Secretary, TheStreet, Inc.; General Counsel/Secretary, Martha Stewart Living Omnimedia, Inc.; Executive Vice President/General Counsel/Secretary, Ziff Davis Media Inc.	2	Man Long Short Fund; Wisdom Tree Trust

Aniello A. Bianco (Age 71)	Trustee	Since July 2010	Owner, Bianco Consulting LLC; Vice President, Hildebrandt International (consultancy); Management Committee Advisor/ Managing Director, Chadbourne & Parke LLP	2	Man Long Short Fund; GLG Investments PLC; Cytogel Pharma LLC

Marvin Damsma (Age 63)	Trustee	Since July 2011	Director of Trust Investments, BP America Inc. (retired since March 2008)	2	Man Long Short Fund

Dale M. Hanson (Age 68)	Trustee	Since July 2011	Principal/partner of American Partners Consulting (marketing organization)	2	Man Long Short Fund

J. David Officer (Age 63)	Trustee	Since July 2010	COO/Vice Chair/Director, The Dreyfus Corporation; President/Director, MBSC Securities Corporation; President/Director, Dreyfus Service Corporation; Chairman of Board of Managers/President/CEO, Founders Asset Management; Manager of Board of Managers/President, MBSC, LLC; Chairman/Director, Dreyfus Transfer, Inc.; Director/Vice President, Dreyfus Service Organization, Inc.; Director, Seven Six Seven Agency, Inc; Director, Mellon Residential Funding Corp.; Executive Vice President, Mellon Bank, N.A., BNY Mellon, N.A., The Bank of New York Mellon; Chairman, Laurel Capital Advisors; CEO, SM ARIA; Director, Mellon United National Bank; Manager, BNY Mellon Investment Office GP LLC; President, The Dreyfus Family of Funds; Vice President, BNY Mellon Funds Trust; Chairman/President/CEO, Mellon Institutional Funds Investment Trust; Chairman/President/CEO, Mellon Institutional Funds Master Portfolio; Chairman/President/CEO, Mellon Optima L/S Strategy Fund LLC; President, Dreyfus Funds, Inc.; President/Principal Executive Officer, Dreyfus Founders Funds, Inc.; Director, Dreyfus Fund International Limited	20	DBX ETF Trust;
Dreyfus Transfer, Inc.;
Dreyfus Service Organization, Inc.;
Seven Six Seven Agency, Inc.;
Mellon Residential Funding Corp.;
Mellon United National Bank;
Dreyfus Fund International Limited;
					Man Long Short Fund

GLG International Small Cap Fund

Board of Trustees and Officers (unaudited) (continued)

Number of
		Term of		Portfolios in
	Position(s)	Office and		Fund Complex	Other
	Held with	Length of	Principal Occupation(s)	Overseen by	Directorships
Name, Address[1] and Age	Trust	Time Served[2]	During Past 5 Years[3]	Trustee[4]	Held by Trustee

Interested Trustee[5]

John B. Rowsell (Age 53)	Trustee; Chairman of the Board; Chief Executive Officer of the Trust	Since May 2011	President of Man Investments USA Holdings Inc.	2	Man Long Short Fund

Term of
	Position(s)	Office and
Name, Address[1]	Held with	Length of
and Age	Trust	Time Served	Principal Occupation(s) During Past 5 Years

Officers of the Trust

Nadine Le Gall (Age 40)	Chief Compliance Officer	Since July 2010	Chief Compliance Officer, GLG Inc.; Chief Compliance Officer, Zwirn Financial Services, LLC; Managing Director/Deputy Chief Compliance Officer, D.B. Zwirn & Co., L.P.; Corporate Secretary/Designated Supervisory Principal, Pequot Financial Services, Inc.; Vice President/Senior Compliance Officer, Pequot Capital Management, Inc.

Jordan Allen (Age 48)	Chief Financial Officer	Since May 2011	Head of Business Management and Chief Operating Officer of the Principal Strategy Group, Ore Hill Partners LLC; President and Partner; HFR Asset Management, LLC

Orly Lax (Age 36)	Secretary and Chief Legal Officer	Since May 2011	Head of U.S. and Product Legal teams, Man Investments USA Holdings Inc.

1	The address of each Trustee and executive officer of the Trust is c/o GLG Inc., 390 Park Avenue, 20th Floor, New York, NY 10022.
2	Trustees and Officers serve until their successors are duly elected and qualified.
3	Principal occupation(s) of the Trustees may cover more than the past five years.
4	The Fund Complex includes another registered investment company advised by the Adviser’s parent.
5	Mr. Rowsell is an “interested person” (as defined by the 1940 Act) of the Trust (“Interested Trustee”) because of his employment and officer position with the Adviser’s parent company, Man Investments USA Holdings Inc.

GLG International Small Cap Fund

General Information (unaudited)

Investment Adviser
GLG Inc.
390 Park Avenue
New York, NY 10022

Distributor and Transfer Agent
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Administrator and Custodian
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Independent Registered Public Accounting Firm
Ernst & Young LLP
5 Times Square
New York, NY 10036

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at 877-593-0323.

Information regarding how the Fund voted proxies for portfolio securities will be available without charge and upon request by calling 877-593-0323, or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

General Enquiries: +1 877-593-0323
GLG Inc. c/o GLG International Small Cap Fund 20th Floor, 390 Park Avenue New York, NY 10022
USA

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	GLG Investment Series Trust

By (Signature and Title)*	/s/ Jordan Allen Jordan Allen
Principal Executive Officer

Date 2/2/12
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jordan Allen Jordan Allen
Principal Executive Officer

Date 2/2/12

By (Signature and Title)*	/s/ Dahlila Crespo Dahlila Crespo
Principal Financial Officer

Date 2/2/12

*	Print the name and title of each signing officer under his or her signature.